Long-term Investment Securities - Details of Long-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Available-for-sale financial assets	₩ 1,877,922	₩ 1,679,384
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets	1,739,133	1,398,734
FVOCI	0	8
Non current Assets	1,739,133	1,398,742
Investment bonds [member]
Disclosure of financial assets [line items]
FVTPL	138,789	280,642
Non current Assets	₩ 138,789	₩ 280,642